FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 19:-  FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2014	2013	2012
Income:

Interest on cash equivalents	$24	$90	$48
Gain and interest on available-for-sale marketable securities, net	528	554	758
Interest on bank deposits	77	211	681

Expenses:

Interest on short-term credit and bank commissions	(68)	(254)	(272)
Foreign currency translation adjustments, net	(1,249)	(575)	(290)

	$(688)	$26	$925